Customer Accounts and Amounts Due to Banks - Summary of Customer Accounts and Amounts Due to Banks (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Customer Accounts and Amounts Due to Banks [Abstract]
Due to banks	₽ 1,390	₽ 1,207
Due to individuals	110	34
Due to legal entities	1,571	1,101
Term deposits	111
Total customer accounts and amounts due to banks	₽ 3,182	₽ 2,342